PMC Core Fixed Income Fund
PMC Diversified Equity Fund
Each a series of Trust for Professional Managers (the “Trust”)

Supplement dated March 3, 2011 to the
Prospectus and Summary Prospectus of the Funds dated December 29, 2010

Effective February 25, 2011, Singer Partners, LLC (“Singer Partners”) has been added as a sub-adviser to the PMC Core Fixed Income Fund and the PMC Diversified Equity Fund (the “Funds”).  The sub-advisory agreement entered into between the Funds’ investment adviser, Envestnet Asset Management, Inc. (the “Adviser”), and Singer Partners was approved by the Trust’s Board of Trustees in accordance with an exemptive order granted to the Funds by the Securities and Exchange Commission effective as of September 26, 2007.

The following disclosures in the PMC Core Fixed Income Fund’s Summary Prospectus and the “Summary” section of the Prospectus are hereby revised to read as follows:

Investment Adviser and Sub-Advisers.  Envestnet Asset Management, Inc. is the Fund’s investment adviser.  Neuberger Berman Fixed Income LLC (“NBFI”), Schroder Investment Management North America Inc. (“Schroder”) and Singer Partners, LLC (“Singer”) serve as the Fund’s sub-advisers.

Portfolio Managers.  The Fund is managed by the following team of portfolio managers:

Portfolio Manager	Years of Service with the Fund	Primary Title
Wesley Sparks	Since 2007	CFA, Head of U.S. Fixed Income of Schroder
Andrew Johnson	Since 2009	Managing Director and Board Member of NBFI
Brandon Thomas	Since 2010	Managing Director and Chief Investment Officer of the Adviser
Brian Singer	Since 2011	Managing Partner, CIO of Singer
Edwin Denson	Since 2011	Managing Partner, Head of Asset Allocation of Singer
Thomas Clarke	Since 2011	Managing Partner, Head of Currency of Singer
Renato Staub	Since 2011	Partner, Risk Capital Allocation of Singer
Edouard Senechal	Since 2011	Partner, Risk Capital Allocation of Singer

The following disclosures in the PMC Diversified Equity Fund’s Summary Prospectus and the “Summary” section of the Prospectus are hereby revised to read as follows:

Investment Adviser and Sub-Advisers.  Envestnet Asset Management, Inc. is the Fund’s investment adviser.  Delaware Management Company (“Delaware Management”), Loomis, Sayles & Company, L.P. (“Loomis Sayles”), Mellon Capital Management Corporation (“Mellon Capital”), Neuberger Berman Management, LLC (“Neuberger”) and Singer Partners, LLC (“Singer”) serve as the Fund’s sub-advisers.

Portfolio Managers.  The Fund is managed by the following team of portfolio managers:

1

Portfolio Manager	Years of Service with the Fund	Primary Title
Brandon R. Thomas	Since 2007	Managing Director and Chief Investment Officer of the Adviser
Francis X. Morris	Since 2007	Senior Vice President, Chief Investment Officer - Core Equity
Michael S. Morris	Since 2007	CFA, Vice President, Portfolio Manager, Senior Equity Analyst
Christopher S. Adams	Since 2007	CFA, Vice President, Portfolio Manager, Senior Equity Analyst
Donald G. Padilla	Since 2007	CFA, Vice President, Portfolio Manager, Senior Equity Analyst
Warren N. Koontz	Since 2007	CFA, CIC, Vice President, Chief Investment Officer Large Cap Value and Portfolio Manager
Arthur Barry	Since 2007	CFA, Vice President and Portfolio Manager
James L. Carroll	Since 2007	CFA, Vice President and Portfolio Manager
Ron Gala	Since 2007	Director and Senior Portfolio Manager
Benjamin Segal	Since 2009	Managing Director
Conrad A. Saldanha	Since 2009	Managing Director
Brian Singer	Since 2011	Managing Partner, CIO of Singer
Edwin Denson	Since 2011	Managing Partner, Head of Asset Allocation of Singer
Thomas Clarke	Since 2011	Managing Partner, Head of Currency of Singer
Renato Staub	Since 2011	Partner, Risk Capital Allocation of Singer
Edouard Senechal	Since 2011	Partner, Risk Capital Allocation of Singer

The following information is added to the section entitled “Management of the Fund - The Sub-Advisers and Portfolio Managers” starting on page 20 of the Prospectus:

Singer Partners, LLC
The Adviser has entered into a sub-advisory agreement with Singer Partners, LLC (“Singer Partners”) to manage a portion of the Funds’ assets.  Singer Partners is located at 914 Green Bay Road, Winnetka, Illinois 60093 and is a registered investment adviser.  Singer Partners, which was established in […], offers investment advisory services to corporations, institutions and pooled investment vehicles.  As of December 31, 2010, Singer Partners had approximately $150 million in assets under management.

A discussion regarding the basis for the Board of Trustees’ approval of the sub-advisory agreement between the Adviser and Singer Partners will be included in the Funds’ semi-annual report to shareholders for the period ended February 28, 2011.

Brian D. Singer, CFA
Brian Singer is Chief Investment Officer of Singer Partners.  Prior to founding Singer Partners in July 2009, Mr. Singer was the former head of Global Investment Solutions and Americas Chief Investment Officer for UBS Global Asset Management.  He was a member of the UBS Group Managing Board and Global Asset Management Executive Committee.  Mr. Singer is a board member and former chair of the CFA Institute Board of Governors and is also a former member of the Research Foundation of CFA Institute Board of Trustees.  He was elected to the Board in 2004 and previously served as chair of the Candidate Curriculum Committee.  Brian serves on the Exeter College at Oxford University Endowment Investment Committee and is the chairman of the Milton Friedman inspired organization ‘Free To Choose Network.’  In 1991, Brian co-wrote a landmark update to one of the pioneering studies on asset allocation, ‘Determinants of Portfolio Performance II: An Update,’ with Gary Brinson and Gilbert Beebower.  In 2009, Brian was the lead author of ‘Investment Leadership and Portfolio Management’, Wiley Publishing.

Edwin Denson, PhD
Edwin Denson is a member of Singer Partners’ investment team with special focus on market strategy.  Prior to joining Singer Partners in July 2009, he served as Head of Asset Allocation, Global Investment Solutions at UBS Global Asset Management with overall responsibility for the asset allocation strategy of multi-asset portfolios where he was a member of the Global Asset Allocation and Currency Committee, and the UK Investment Committee.  Prior to heading Asset Allocation at UBS Global Asset Management, Dr. Denson was a Senior Asset Allocation Analyst at the firm with responsibility for setting asset allocation strategy for a number of multi-asset portfolios and developing the asset allocation investment process.  Dr. Denson’s experience prior to joining UBS Global Asset Management in 2001 includes serving as an economist at Putnam Investments, Primark Decision Economics, and Lehman Brothers, as a partner in a commodity trading advisory firm and as a quantitative equity trader for a private trading partnership.  Dr. Denson holds an AB in Economics from Cornell University and a PhD in Economics from Northwestern University, with specializations in macroeconomics and econometrics.

2

Thomas Clarke
Thomas Clarke is a member of Singer Partners’ investment team with special focus on currency strategy.  Prior to joining Singer Partners in July 2009, he served as Head of Currency Analysis & Strategy Managing Director at UBS where he was responsible for UBS Global Asset Management’s global currency investment capability.  His roles included setting currency strategies for international client portfolios, global and regional equity, fixed income, multi-asset and balanced portfolios.  He was also responsible for the development and management of the currency analysis process, and was a member of the Global Asset Allocation and Currency Committee, and the UK Investment Committee.  Prior to joining UBS Global Asset Management in 2000, Mr. Clarke was head of currency for Rothschild Asset Management where he spent ten years as part of the fixed income and currency group.  He holds the Institute for Investment Management and Research qualification, as well as a BS from University of Manchester (UK).

Edouard Senechal, CFA, FRM
Edouard Senechal is responsible for quantitative research and risk management at Singer Partners.  Prior to joining Singer Partners is July 2009, he was Executive Director and Senior Risk Manager of UBS Global Asset Management Americas.  At UBS, Mr. Senechal also managed a quantitative research group focused on external manager research and was in charge of implementing portable alpha solutions.  Prior to UBS he served as a Senior Consultant for Applied Research at Barra.  He also worked as a Client Support consultant at Barra in both London and New York.  Mr. Senechal is a Chartered Financial Analyst (CFA) and a Financial Risk Manager (FRM).  He has authored and contributed to a number of publications in his area of expertise including "The Long View of Market Volatility," in January 2008.  Mr. Senechal holds a BA in Economics from Dauphine University in Paris, France, and a MBA from the University of Chicago.

Renato Staub, PhD
Renato Staub is responsible for quantitative research and risk management at Singer Partners.  Prior to joining Singer Partners in July 2009, Dr. Staub was the senior investment and risk analyst of UBS Global Asset Management Zurich, where he was responsible for risk analysis, valuation analysis, and portfolio construction of liquid and alternative assets for asset allocation.  Dr. Staub joined UBS in 1996 as a quantitative analyst and was involved in the development of alternative investments such as the global leveraged portfolio, market-neutral portfolio, and risk-controlled portfolio.  Dr. Staub has published articles in a variety of professional journals and has presented at conferences hosted by the Q-Group, Barra, Risk Waters Group, the Society of Quantitative Analysis (New York), and the Quantitative Work Alliance for Applied Finance, Education & Wisdom (Chicago).  Dr. Staub received his MS from the Swiss Federal Institute of Technology, and his PhD from the University of St. Gallen (Switzerland).

Please retain this Supplement for future reference.

The date of this Supplement is March 3, 2011.

3

PMC Core Fixed Income Fund
PMC Diversified Equity Fund
Each a series of Trust for Professional Managers (the “Trust”)

Supplement dated March 3, 2011 to the
Statement of Additional Information (“SAI”) dated December 29, 2010

Effective February 25, 2011, Singer Partners, LLC (“Singer Partners”) has been added as a sub-adviser to the PMC Core Fixed Income Fund and the PMC Diversified Equity Fund (the “Funds”).  The sub-advisory agreement entered into between the Funds’ investment adviser, Envestnet Asset Management, Inc. (the “Adviser”), and Singer Partners was approved by the Trust’s Board of Trustees in accordance with an exemptive order granted to the Funds by the Securities and Exchange Commission effective as of September 26, 2007.

In addition, effective January 26, 2011, the Trust's Board of Trustees has appointed Mr. Robert M. Slotky as Vice President, Chief Compliance Officer and Anti-Money Laundering Officer of the Trust.

The following disclosures in the SAI are hereby revised to read as follows:

Page 23 – “Management of the Funds – Trustees and Officers”

(excerpt of table showing Interested Trustee and Officers of the Funds)

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee
Interested Trustee and Officers
Joseph C. Neuberger* 615 E. Michigan St. Milwaukee, WI 53202 Age: 48	Chairperson, President and Trustee	Indefinite Term; Since August 22, 2001	29	Executive Vice President, U.S. Bancorp Fund Services, LLC (1994-present).	Trustee, Buffalo Funds (an open-end investment company with ten portfolios); Trustee, USA MUTUALS (an open-end investment company with two portfolios).
John Buckel 615 E. Michigan St. Milwaukee, WI 53202 Age: 53	Vice President, Treasurer and Principal Accounting Officer	Indefinite Term, Since January 10, 2008 (Vice President) and Since September 10, 2008 (Treasurer)	N/A	Mutual Fund Administration, U.S. Bancorp Fund Services, LLC (2004-Present); Mutual Fund Administration, United Missouri Bank (2000-2004)	N/A

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee
Robert M. Slotky 615 E. Michigan St. Milwaukee, WI 53202 Age: 63	Chief Compliance Officer, Vice President and Anti-Money Laundering Officer	Indefinite Term; Since January 26, 2011 (Chief Compliance Officer and AML Officer)	N/A	Senior Vice President, U.S. Bancorp Fund Services, LLC, since July 2001.	N/A
Rachel A. Spearo 615 E. Michigan St. Milwaukee, WI 53202 Age: 31	Secretary	Indefinite Term; Since November 15, 2005	N/A	Vice President and Legal Compliance Officer, U.S. Bancorp Fund Services, LLC (September 2004-present).	N/A
Jennifer A. Lima 615 E. Michigan St. Milwaukee, WI 53202 Age: 37	Assistant Treasurer	Indefinite Term; Since January 10, 2008	N/A	Mutual Fund Administrator, U.S. Bancorp Fund Services, LLC (2002-Present).	N/A
* Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he is an interested person of Quasar Distributors, LLC, who acts as principal underwriter to several series of the Trust, but not the PMC Funds.

Page 31 – “Management of the Fund – Sub-Advisers”

Delaware Management Company (“Delaware”), Loomis, Sayles & Company, L.P. (“Loomis Sayles”), Mellon Capital Management Corporation (“Mellon”), Neuberger Berman Management LLC (“Neuberger”), Neuberger Berman Fixed Income LLC (“NBFI”), Schroder Investment Management North America Inc. (“Schroder”) and Singer Partners, LLC (“Singer Partners”) are the sub-advisers to the Funds (collectively, the “Sub-Advisers”).  It is the Adviser’s responsibility to select sub-advisers for the Funds that have distinguished themselves in their areas of expertise in asset management and to review each sub-adviser’s performance.

The Adviser provides investment management evaluation services by performing initial due diligence on each sub-adviser and thereafter monitoring the sub-advisers’ performance for compliance with each Fund’s investment objective and strategies, as well as adherence to its investment style.  The Adviser also conducts performance evaluations through in-person, telephonic and written consultations.  In evaluating the sub-advisers, the Adviser considers, among other factors: their level of expertise; relative performance and consistency of performance over a minimum period of time; level of adherence to investment discipline or philosophy; personnel, facilities and financial strength; and quality of service and client communications.

The Adviser has the responsibility for communicating performance expectations and evaluations to the sub-advisers and ultimately recommending to the Board of Trustees whether their sub-advisory agreements should be renewed, modified or terminated.  The Adviser provides written reports to the Board of Trustees regarding the results of its evaluation and monitoring functions.  The Trust applied for, and the SEC has granted, an exemptive order with respect to the Funds that permits the Adviser, subject to certain conditions, to hire new sub-advisers or to continue the employment of existing sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement.  This arrangement has been approved by the Board of Trustees and each Fund’s initial shareholder.  Within 90 days of retaining a new sub-adviser, shareholders of any affected Fund will receive notification of the change.

The Adviser will pay the sub-advisers on a monthly basis, an annual fee of the net assets of each Fund allocated to that sub-adviser by the Adviser which the Adviser will pay out of the advisory fee paid to the Adviser pursuant to the Advisory Agreement.  In determining the compensation structure for sub-advisers, Adviser employs the following general criteria: (i) the type of asset class managed by the sub-adviser; (ii) the current market rate; (iii) the sub-adviser’s standard compensation rate for similar programs; and (iv) the anticipated asset flow for each of the Funds.  The Funds are not responsible for the payment of the sub-advisory fees.  The Adviser is also responsible for conducting all operations of the Funds, except those operations contracted to the sub-advisers, the Custodian, the Administrator of the Funds’ transfer agent.  Although the sub-advisers’ activities are subject to oversight by the Board of Trustees and the officers of the Trust, neither the Board of Trustees, the officers nor the Adviser evaluate the investment merits of the sub-advisers’ individual security selections.  The sub-advisers have complete discretion to purchase, manage and sell portfolio securities for the portions of each of the Funds’ portfolios that they manage, subject to the Funds’ investment objectives, policies and limitations.  Each Fund’s portfolio is managed by several portfolio managers (each, a “Portfolio Manager”) as discussed in the Funds’ prospectus.

The table below lists the Sub-Advisers and the particular Fund(s) they manage.  Information regarding each Sub-Adviser and the biographies of their Portfolio Manager(s) is discussed in the prospectus.

Sub-Adviser	PMC Fund
Delaware Management Company	Diversified Equity Fund
Loomis, Sayles & Company, L.P.	Diversified Equity Fund
Mellon Capital Management Corporation	Diversified Equity Fund
Neuberger Berman Management LLC	Diversified Equity Fund
Neuberger Berman Fixed Income LLC	Core Fixed Income Fund
Schroder Investment Management North America Inc.	Core Fixed Income Fund
Singer Partners, LLC	Diversified Equity Fund and Core Fixed Income Fund

Page 31 – “Management of the Funds – Control Persons of the Sub-Advisors”

Singer Partners, LLC: Michael J. Jacobs, Chief Compliance Officer and Managing Member, Edwin M. Denson, Managing Member, Thomas M. Clarke, Managing Member and Singer Family Investment Company, LLC, Managing Partner, are considered to be control persons due to their positions as members and officers of Singer Partners.  Singer Family Investment Company, LLC, is a control person as they own over 50% of Singer Partners.

Page 33 – “Management of the Funds – Other Accounts Managed by the Portfolio Managers”

The table below identifies, for each Portfolio Manager of each Fund, the number of accounts managed (excluding the Funds) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.  To the extent that any of these accounts are subject to an advisory fee which is based on account performance, this information is reflected in a separate table below.  Asset amounts have been rounded and are approximate as of August 31, 2010, except as otherwise indicated.

Fund and Portfolio Manager (Firm)	Registered Investment Companies (excluding the Funds)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts

Core Fixed Income Fund
Brandon R. Thomas (Adviser)	2	$82,749,854	0	$0	308	$29,911,690
Andrew Johnson (NBFI)	5	$4,847,454,781	4	$1,045,408,897	73	$24,621,499,963
Wesley Sparks (Schroder)	37	$3,841,122,929	43	$9,359,043,134	80	$13,200,166,063
Brian D. Singer (Singer Partners)*	0	$0	1	$13,500,000	0	$0
Edwin Denson (Singer Partners)*	0	$0	1	$13,500,000	0	$0
Thomas Clarke (Singer Partners)*	0	$0	1	$13,500,000	0	$0
Edouard Senechal (Singer Partners)*	0	$0	1	$13,500,000	0	$0
Renato Staub (Singer Partners)*	0	$0	1	$13,500,000	0	$0

Diversified Equity Fund
Brandon R. Thomas (Adviser)	2	$82,749,854	0	$0	308	$29,911,690
Francis X. Morris (Delaware)	9	$1,900,000,000	0	$0	15	$1,400,000,000
Michael S. Morris ( Delaware)	3	$1,100,000,000	0	$0	9	$1,100,000,000
Christopher S. Adams (Delaware)	3	$1,100,000,000	0	$0	12	$1,100,000,000
Donald G. Padilla (Delaware)	3	$1,100,000,000	0	$0	12	$1,100,000,000
Warren N. Koontz (Loomis)	5	$1,561,000,032	2	$123,143,935	120	$2,863,306,225
Arthur Barry (Loomis)	3	$1,199,282,706	2	$123,143,935	131	$2,830,364,537
James L. Carroll (Loomis)	4	$1,204,495,624	2	$123,143,935	128	$3,115,016,962
Ron Gala (Mellon)	17	$5,710,000	12	$899,000,000	89	$5,861,000
Benjamin Segal (Neuberger)	8	$1,930	0	$0	51	$3,513
Conrad A. Saldanha (Neuberger)	8	$1,930	0	$0	51	$3,513
Brian D. Singer (Singer Partners)*	0	$0	1	$13,500,000	0	$0
Edwin Denson (Singer Partners)*	0	$0	1	$13,500,000	0	$0
Thomas Clarke (Singer Partners)*	0	$0	1	$13,500,000	0	$0
Edouard Senechal (Singer Partners)*	0	$0	1	$13,500,000	0	$0
Renato Staub (Singer Partners)*	0	$0	1	$13,500,000	0	$0
*      Asset amounts are approximate as of January 31, 2011, and have been rounded.

The following table reflects information regarding accounts for which a Portfolio Manager has day-to-day management responsibilities and with respect to which the advisory fee is based on account performance. The Portfolio Managers not listed below reported that they do not provide day-to-day management of accounts with performance-based advisory fees.  Asset amounts have been rounded and are approximate as of August 31, 2010, except as otherwise indicated.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund and Portfolio Manager (Firm)	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts

Core Fixed Income Fund
Andrew Johnson (NBFI)	N/A	N/A	2	$221,434,247	1	$1,039,816,937
Brian D. Singer (Singer Partners)*	0	$0	1	$13,500,000	1	$0
Edwin Denson (Singer Partners)*	0	$0	1	$13,500,000	1	$0
Thomas Clarke (Singer Partners)*	0	$0	1	$13,500,000	1	$0
Edouard Senechal (Singer Partners)*	0	$0	1	$13,500,000	1	$0
Renato Staub (Singer Partners)*	0	$0	1	$13,500,000	1	$0

Diversified Equity Fund
Francis X. Morris (Delaware)	N/A	N/A	N/A	N/A	N/A	N/A
Michael S. Morris (Delaware)	N/A	N/A	N/A	N/A	N/A	N/A
Christopher S. Adams (Delaware)	N/A	N/A	N/A	N/A	N/A	N/A
Donald G. Padilla (Delaware)	N/A	N/A	N/A	N/A	N/A	N/A
James L. Carroll (Loomis)	N/A	N/A	N/A	N/A	N/A	N/A
Ron Gala (Mellon)	1	$3,923 million	1	$25,654 million	17	$1,623 million
Brian D. Singer (Singer Partners)*	0	$0	1	$13,500,000	0	$0
Edwin Denson (Singer Partners)*	0	$0	1	$13,500,000	0	$0
Thomas Clarke (Singer Partners)*	0	$0	1	$13,500,000	0	$0
Edouard Senechal (Singer Partners)*	0	$0	1	$13,500,000	0	$0
Renato Staub (Singer Partners)*	0	$0	1	$13,500,000	0	$0
*      Asset amounts are approximate as of January 31, 2011, and have been rounded.

Page 35 – “Management of the Funds – Material Conflicts of Interest”

Singer Partners, LLC
Singer may manage multiple accounts, including the Funds and a hedge fund from which Singer receives a performance based fee and in which members of Singer have an interest.  Each portfolio manager makes decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the portfolio manager believes are applicable to that account.  Consequently, the portfolio managers may purchase securities for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts.  The portfolio managers may place transactions on behalf of other accounts that are contrary to investment decisions made on behalf of the Funds, or make investment decisions that are similar to those made for the Funds, both of which have the potential to adversely affect the price paid or received by the Funds or the size of the security position obtainable for the Funds.

Singer has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the potential conflicts associated with managing multiple accounts for multiple clients.

Page 38 – “Management of the Funds – Portfolio Managers’ Compensation”

Singer Partners, LLC
Singer compensation for portfolio managers includes a fixed salary and discretionary annual bonuses based on individual criticality and performance assessments as determined by the firm’s Executive Committee.  Portfolio managers, along with all of the other employees, also participate in profit sharing through their equity ownership in the management company.

Portfolio managers participate in firm provided benefits, which are available to other employees of Singer at the same terms.  Compensation for the portfolio managers is not based on performance or the value of assets held in any Funds’ portfolio.  And lastly, there are no employment contracts or special employment arrangements with any of the employee(s).

Page 42 – “Management of the Funds – Portfolio Managers’ Ownership of the Funds”

As of the date of this supplement, the Portfolio Managers did not own any securities in the Funds.

Please retain this Supplement for future reference.

The date of this Supplement is March 3, 2011.